Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Schedule of Consideration Transferred	The following table summarizes the total consideration transferred in the Business Combination:
Consideration Transferred	Total
Pre-combination vesting of modified profits interests	$325
Pre-combination vesting of unmodified profits interests	651
Consideration transferred to sellers	976
Class A OpCo Units – non-controlling interests	1,785,283
Fair value of total consideration transferred	$1,786,259

Schedule of Assets and Liabilities Assumed

The following table sets forth the fair value of the assets and liabilities assumed in connection with the Business Combination:

Total
Assets acquired
Current assets
Cash	$7,946
Prepaid expenses	637
Other current assets	30
Total current assets	8,613

Long-term assets
Intangible assets, net	1,345,000
Property, plant and equipment	91,855
Right-of-use assets	940
Total long-term assets	1,437,795
Total assets acquired	$1,446,408

Liabilities assumed
Current liabilities
Accounts payable	$2,574
Accrued liabilities	7,370
Current lease liability	137
Other current liabilities	1
Total current liabilities	10,082

Long-term liabilities
Deferred tax liability	71,426
Asset retirement obligation	1,967
Long-term lease liability	594
Total long-term liabilities	73,987
Total liabilities assumed	84,069

Total identifiable net assets	1,362,339
Goodwill	423,920
Net assets acquired	$1,786,259

Schedule of Pro Forma Information

The following table presents unaudited pro forma information as if the Business Combination occurred as of January 1, 2022 (Predecessor). The unaudited pro forma information reflects adjustments for additional amortization resulting from the fair value re-measurement of assets acquired and liabilities assumed, for alignment of accounting policies, and transaction expenses as if the Business Combination occurred on January 1, 2022 (Predecessor). The unaudited pro forma results do not include any anticipated cost synergies or other effects of the combined company. Accordingly, pro forma amounts are not necessarily indicative of the results that actually would have occurred had the Business Combination been completed on the date indicated, nor are they indicative of the Company’s future operating results.

	Year Ended December 31,
	2023	2022
Pro forma revenue	$175	$580
Pro forma net loss	$(205,387)	$(121,652)
Pro forma net loss attributable to non-redeemable controlling interest	$(67,778)	$(40,145)
Pro forma net loss attributable to non-redeemable non-controlling interests	$(137,609)	$(81,507)